Reconciliation of Number of Shares Used in the Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,379,338	59,718,934	58,636,878
Effect of dilutive share options outstanding	691,348	918,169	1,263,626
Weighted average number of ordinary shares for diluted net income per ordinary share	61,070,686	60,637,103	59,900,504